Trade, other payables and provisions (Tables)	12 Months Ended
Dec. 31, 2021
Trade, other payables and provisions [abstract]
Disclosure Of Detailed Information Of Trade And Other Payables [table text block]
At 31 December
(in USD million) 2021 2020
Trade payables 6,249 2,748
Non-trade payables and accrued expenses 2,181 2,352
Joint venture payables 1,876 2,090
Payables to equity accounted associated companies

and other related parties
2,045 546
Total financial trade and other payables 12,351 7,736
Current portion of provisions and other non-financial

payables
1,960 2,774
Trade, other payables and provisions 14,310 10,510